Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts	$ 26,513	$ 26,513	$ 0
Accumulated amortization, right of use assets	148,317	125,921	0
Accumulated depreciation and amortization, Leasehold improvements, furniture, and equipment	$ 4,615	$ 0	$ 0
Stockholders' equity (deficiency)
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares par value	$ .001	$ .001	$ .001
Common stock, shares issued	15,985,681	14,576,681	5,439,765
Common stock, shares outstanding	15,985,681	14,576,681	5,439,765
Preferred Stock Series A [Member]
Stockholders' equity (deficiency)
Preferred stock, shares outstanding	1	1	1
Preferred stock, shares issued	1	1	1
Preferred Stock Series G [Member]
Stockholders' equity (deficiency)
Preferred stock, shares outstanding	1,475	0
Preferred stock, shares issued	1,475	0
Preferred stock, shares par value	$ 1,000	$ 1,000
Preferred Class F [Member]
Stockholders' equity (deficiency)
Preferred stock, shares outstanding	2,966	3,156	0
Preferred stock, shares issued	2,966	3,156	0
Preferred stock, shares par value	$ 1,000	$ 1,000	$ 1,000
Preferred Stock Series C [Member]
Stockholders' equity (deficiency)
Preferred stock, shares outstanding		0	1,000
Preferred stock, shares issued		0	1,000
Preferred Stock Series E [Member]
Stockholders' equity (deficiency)
Preferred stock, shares outstanding	2,115,244	2,790,244	6,602,994
Preferred stock, shares issued	2,115,244	2,790,244	6,602,994
Preferred Stock Series D [Member]
Stockholders' equity (deficiency)
Preferred stock, shares outstanding		0	10
Preferred stock, shares issued		0	10